Loans payable (Disclosure of detailed information about Promissory note) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Apr. 22, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Promissory note related to expired convertible		$ 0	$ 165,000
Promissory settled by shares		131,250	0
Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance		221,250	0
Promissory note related to expired convertible	$ 165,497	0	165,000
Additional loan		0	56,250
Promissory settled by shares	$ 131,250	(131,250)	0
Principal ending balance		$ 90,000	$ 221,250